Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets	The tax reconciliation and the impact of the unrecognized deferred tax assets is as follows:
Thousands of $	Income Statement
For the years ended December 31	2023	2022	2021
Loss for the year	(43,100)	(44,044)	(29,002)
Income tax expense	(1)	0	0
Loss before income tax	(43,099)	(44,044)	(29,002)

Tax using the MDxHealth’s domestic tax rate	10,775	11,011	7,251
Effect of unused tax losses not recognized as deferred tax assets	(10,775)	(11,011)	(7,251)